Convertible Debt (Details) - Schedule of Changes in the Balance of Convertible Notes	6 Months Ended
Jun. 30, 2024 USD ($)
Schedule of Changes in the Balance of Convertible Notes [Abstract]
Balance at beginning, Face Value	$ 6,400,000
Balance at beginning, Carrying Amount at Fair Value	4,859,000
Issuance of convertible promissory notes, Face Value	3,300,000
Issuance of convertible promissory notes, Carrying Amount at Fair Value	2,970,000
Repayments of convertible promissory notes, Face Value	(787,633)
Repayments of convertible promissory notes, Carrying Amount at Fair Value	(787,633)
Conversion of notes with ordinary shares, Face Value	(1,770,577)
Conversion of notes with ordinary shares, Carrying Amount at Fair Value	(1,770,577)
Change in fair value of convertible promissory notes, Face Value
Change in fair value of convertible promissory notes, Carrying Amount at Fair Value	528,210
Balance at ending, Face Value	7,141,790
Balance at ending, Carrying Amount at Fair Value	$ 5,799,000